Reserve for Future Policy Benefits and Separate Account Liabilities Level 4 Account Value by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 17,244
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	32
Separate account liabilities	109,625	$ 104,575
Net Amount at Risk by Product and Guarantee, Separate Account Value	75,849
Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 2,267
Weighted Average [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	74 years
MAV Only [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 12,649
MAV Only [Member] | Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 1,500
MAV Only [Member] | Weighted Average [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	74 years
With Five Percent Rollup [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 928
With Five Percent Rollup [Member] | Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 72
With Five Percent Rollup [Member] | Weighted Average [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	75 years
With Five Percent Rollup and EPB [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 446
With Five Percent Rollup and EPB [Member] | Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 101
With Five Percent Rollup and EPB [Member] | Weighted Average [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	76 years
Reset [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 2,420
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 7
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	72 years
Return of Net Deposit [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 5,642
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 46
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	75 years
Guaranteed Lifetime Withdrawal Benefit [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	72 years
Variable Annuity [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 2,368
Guaranteed Lifetime Withdrawal Benefit [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	5,000
With Earnings Protection Benefit Rider (EPB) [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	3,221
With Earnings Protection Benefit Rider (EPB) [Member] | Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	594
Asset Protection Benefit ("APB") [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	8,332
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 46
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	72 years
Lifetime Income Benefit ("LIB") - Death Benefit [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 369
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 2
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	74 years
Guaranteed Minimum Death Benefit [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 2,801
Separate account liabilities	33,776
Guaranteed Minimum Death Benefit [Member] | Deferred Annuitization [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	2,570	$ 2,300
Guaranteed Minimum Death Benefit [Member] | Variable Annuity [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 36,577
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	74 years
Annuitization Benefit [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 353
Annuitization Benefit [Member] | Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	83
Annuitization Benefit [Member] | MAV Only [Member] | Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	225
Annuitization Benefit [Member] | With Five Percent Rollup [Member] | Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	23
Annuitization Benefit [Member] | With Five Percent Rollup and EPB [Member] | Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	22
Annuitization Benefit [Member] | Lifetime Income Benefit ("LIB") - Death Benefit [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	2
Annuitization Benefit [Member] | Reset [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	5
Annuitization Benefit [Member] | Return of Net Deposit [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	45
Annuitization Benefit [Member] | Variable Annuity [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	437
Guaranteed Minimum Withdrawal Benefit [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 0
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	76 years